PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Australia 1.0%
Transurban Group, UTS	799,847	$7,026,845
Canada 7.2%
BCE, Inc.	313,523	12,650,989
Canadian National Railway Co.	76,954	9,545,374
Enbridge, Inc.	577,420	20,503,575
Pembina Pipeline Corp.	301,794	10,395,389
		53,095,327
France 10.3%
AXA SA	1,138,072	38,199,764
Cie Generale des Etablissements Michelin SCA	498,113	16,538,686
Orange SA	821,315	9,767,022
Vinci SA	88,117	11,131,146
		75,636,618
Italy 2.0%
Enel SpA	2,166,677	14,784,053
Netherlands 3.7%
Akzo Nobel NV	105,882	8,133,061
Shell PLC, ADR	302,363	19,021,656
		27,154,717
South Korea 1.1%
Samsung Electronics Co. Ltd.	154,976	8,420,906
Spain 3.3%
Iberdrola SA(a)	2,023,189	24,361,143
Switzerland 4.5%
Zurich Insurance Group AG	64,243	32,641,194
United Kingdom 7.2%
AstraZeneca PLC, ADR	257,386	17,152,203
National Grid PLC	1,768,012	23,548,337
Reckitt Benckiser Group PLC	164,186	11,870,793
		52,571,333

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 58.9%
AbbVie, Inc.	239,120	$39,311,328
Alexandria Real Estate Equities, Inc., REIT	57,520	6,954,168
Amgen, Inc.	32,580	10,238,591
Apple, Inc.	80,199	14,788,696
Broadcom, Inc.	11,395	13,446,100
Caterpillar, Inc.	47,892	14,382,447
Corning, Inc.	250,758	8,147,127
Darden Restaurants, Inc.	45,884	7,459,821
Dow, Inc.	142,646	7,645,826
DTE Energy Co.	47,376	4,994,378
Gaming & Leisure Properties, Inc., REIT	355,336	16,221,088
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)	100,000	129,200
International Business Machines Corp.	44,608	8,192,705
Johnson Controls International PLC	209,674	11,047,723
JPMorgan Chase & Co.	169,933	29,629,518
Lam Research Corp.	16,733	13,807,570
Linde PLC	46,732	18,918,516
McDonald’s Corp.	62,261	18,225,040
MetLife, Inc.	410,526	28,457,662
Microsoft Corp.	31,833	12,656,164
PepsiCo, Inc.	70,077	11,810,077
PNC Financial Services Group, Inc. (The)	71,884	10,869,580
Procter & Gamble Co. (The)	80,295	12,617,556
Prologis, Inc., REIT	206,730	26,190,624
Republic Services, Inc.	60,994	10,437,293
Sanofi SA	164,237	16,447,599
Texas Instruments, Inc.	114,352	18,310,042
Union Pacific Corp.	47,237	11,522,521
United Parcel Service, Inc. (Class B Stock)	52,654	7,471,603
Walmart, Inc.	71,134	11,754,893
Williams Cos., Inc. (The)	287,676	9,970,850
		432,056,306

Total Long-Term Investments (cost $569,696,939)		727,748,442

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $488,662; includes $474,550 of cash collateral for securities on loan)(b)(wb)	488,761	$488,615

TOTAL INVESTMENTS 99.3% (cost $570,185,601)		728,237,057
Other assets in excess of liabilities 0.7%		4,898,027

Net Assets 100.0%		$733,135,084

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $129,200 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $413,213; cash collateral of $474,550 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $129,200 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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